Commitments and Contingencies - Contracted lease payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies
2025	$ 142,128
2026	145,268
2027	144,252
2028	93,247
2029 and thereafter	357,380
Total	$ 882,275